ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE REAL ESTATE FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.5%
REAL ESTATE 95.5%
Apartment Residential 17.5%
Archstone-Smith Trust, REIT	1,038,000	50,623
Avalonbay Communities, REIT	244,000	26,620
BRE Properties, Class A, REIT	273,000	15,288
Camden Property Trust, REIT	492,000	35,449
Equity Residential, REIT	1,091,000	51,048
Essex Property Trust, REIT	155,000	16,853
Post Properties, REIT	324,000	14,418
United Dominion Realty Trust, REIT	548,000	15,640
		225,939
Diversified 7.1%
Cousins Properties, REIT	465,000	15,545
Forest City Enterprises, Class A	195,000	9,194
Vornado Realty Trust, REIT	405,000	38,880
Washington SBI, REIT	776,000	28,184
		91,803
Hotels/Lodging 8.4%
Hilton	605,000	15,403
Host Marriott, REIT	1,429,000	30,581
LaSalle Hotel Properties, REIT	605,000	24,805
Starwood Hotels & Resorts Worldwide, Equity Units	563,000	38,132
		108,921
Industrial 8.9%
AMB Property, REIT	639,000	34,678
EastGroup Properties, REIT	661,000	31,358
ProLogis, REIT	920,000	49,220
		115,256
Office 19.8%
Alexandria Real Estate, REIT	134,000	12,774
Boston Properties, REIT	493,000	45,972
Equity Office Properties, REIT	656,000	22,029
Kilroy Realty, REIT	321,000	24,800
Mack-Cali Realty, REIT	572,000	27,456
Reckson Associates Realty, REIT	1,067,000	48,890
SL Green Realty, REIT	407,000	41,311
Trizec Properties, REIT	1,275,000	32,806
		256,038
Office & Industrial 2.7%
Duke Realty, REIT	526,000	19,962
PS Business Parks, REIT	260,000	14,539
		34,501
Other Real Estate 1.3%
Plum Creek Timber, REIT	451,000	16,655
		16,655
Regional Mall 13.2%
CBL & Associates Properties, REIT	419,000	17,787
General Growth Properties, REIT	764,000	37,337
Macerich Company, REIT	673,000	49,768
Simon Property Group, REIT	782,000	65,797
		170,689
Self Storage 1.9%
Public Storage, REIT	294,000	23,882
		23,882
Shopping Center 14.7%
Developers Diversified Realty, REIT	565,000	30,934
Federal Realty Investment Trust, REIT	306,000	23,011
Kimco Realty, REIT	846,000	34,381
New Plan Excel Realty, REIT	1,032,000	26,770
Pan Pacific Retail Properties, REIT	255,000	18,080
Regency Centers, REIT	414,000	27,817
Weingarten Realty, REIT	696,000	28,362
		189,355
Total Real Estate		1,233,039
Total Common Stocks (Cost $854,736)		1,233,039
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 4.71% (1)(2)	57,576,567	57,577
Total Short-Term Investments (Cost $57,577)		57,577
Total Investments in Securities
99.9% of Net Assets (Cost $912,313)		$ 1,290,616

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated company - see Note 3
(2)	Seven-day yield
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $912,313,000. Net unrealized gain aggregated $378,303,000 at period-end, all of which was related to appreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $552,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $57,577,000 and $45,333,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006